                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7460

Exact name of registrant as specified in charter:

Delaware Investments Dividend and Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Item 1. Reports to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

CLOSED-END

Semiannual Report 2003
--------------------------------------------------------------------------------
                         DELAWARE INVESTMENTS
                         DIVIDEND AND INCOME FUND, INC.



[LOGO]
POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

---------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         1

   Statement of Operations                                         6

   Statements of Changes in Net Assets                             7

   Statement of Cash Flows                                         8

   Financial Highlights                                            9

   Notes to Financial Statements                                  10
---------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF NET ASSETS             May 31, 2003 (Unaudited)

                                                           Number of    Market
                                                             Shares     Value
--------------------------------------------------------------------------------
Common Stock - 74.58%
--------------------------------------------------------------------------------
Aerospace & Defense - 1.37%
  Raytheon                                                   59,800 $ 1,915,992
                                                                    -----------
                                                                      1,915,992
                                                                    -----------
Automobiles & Automotive Parts - 1.01%
  General Motors                                             39,900   1,409,667
                                                                    -----------
                                                                      1,409,667
                                                                    -----------
Banking, Finance & Insurance - 10.30%
  Bank of America                                            34,100   2,530,220
  Friedman Billings Ramsey Group                             98,995   1,316,634
 *J.P. Morgan Chase                                          73,700   2,421,782
  Mellon Financial                                           85,100   2,312,167
  Morgan Stanley & Co.                                       57,300   2,621,475
  Wells Fargo                                                41,900   2,023,770
 *XL Capital Limited - Class A                               13,000   1,131,650
                                                                    -----------
                                                                     14,357,698
                                                                    -----------
Cable, Media & Publishing - 1.20%
  Gannett                                                    21,100   1,666,900
                                                                    -----------
                                                                      1,666,900
                                                                    -----------
Chemicals - 3.69%
  Air Products & Chemicals                                   45,200   1,970,268
 *Dow Chemical                                              100,000   3,180,000
                                                                    -----------
                                                                      5,150,268
                                                                    -----------
Computers & Technology - 2.42%
  International Business Machines                            20,900   1,840,036
  Pitney Bowes                                               40,000   1,536,400
                                                                    -----------
                                                                      3,376,436
                                                                    -----------
Consumer Products - 2.57%
  Kimberly-Clark                                             39,000   2,025,270
  Procter & Gamble                                           17,000   1,560,940
                                                                    -----------
                                                                      3,586,210
                                                                    -----------
Electronics & Electrical Equipment - 0.94%
  Emerson Electric                                           25,000   1,307,500
                                                                    -----------
                                                                      1,307,500
                                                                    -----------
Energy - 4.92%
  ChevronTexaco                                              28,000   1,986,320
  ConocoPhillips                                             23,385   1,262,088
  Exxon Mobil                                                40,000   1,456,000
  Kerr-McGee                                                 45,300   2,155,374
                                                                    -----------
                                                                      6,859,782
                                                                    -----------
Food, Beverage & Tobacco - 6.13%
 *General Mills                                              58,900   2,755,342
  Heinz (H.J.)                                               62,100   2,053,647
  Kellogg                                                    61,500   2,164,800
  PepsiCo                                                    35,500   1,569,100
                                                                    -----------
                                                                      8,542,889
                                                                    -----------
Healthcare & Pharmaceuticals - 7.10%
  Abbott Laboratories                                        35,000   1,559,250
  Biomet                                                     62,100   1,707,750
  Bristol-Myers Squibb                                       91,500   2,342,400

                                                           Number of    Market
                                                             Shares     Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Healthcare & Pharmaceuticals (continued)
  Merck & Co.                                                30,800 $ 1,711,864
  Wyeth                                                      58,800   2,578,380
                                                                    -----------
                                                                      9,899,644
                                                                    -----------
Industrial Machinery - 1.20%
 *Caterpillar                                                32,000   1,668,800
                                                                    -----------
                                                                      1,668,800
                                                                    -----------
Investment Companies - 1.66%
 *Gladstone Capital                                         120,300   2,308,557
                                                                    -----------
                                                                      2,308,557
                                                                    -----------
Paper & Forest Products - 1.77%
  International Paper                                        40,000   1,466,800
 *Weyerhaeuser                                               20,000   1,007,600
                                                                    -----------
                                                                      2,474,400
                                                                    -----------
Real Estate - 21.16%
  AMB Property                                               65,600   1,798,096
  Apartment Investment & Management                          55,200   1,944,696
  AvalonBay Communities                                      22,300     935,039
  Camden Property Trust                                      54,900   1,907,226
  Duke Realty                                                87,000   2,469,060
  Equity Office Properties Trust                             95,800   2,577,978
 *Equity One                                                  2,700      43,875
  Liberty Property Trust                                     62,470   2,078,377
  Macerich                                                   41,000   1,414,500
  Pan Pacific Retail Properties                              61,400   2,412,406
  Prentiss Properties Trust                                  76,272   2,201,210
  Ramco-Gershenson Properties                                72,100   1,686,419
  Reckson Associates Realty                                  70,000   1,417,500
  Reckson Associates Realty - Class B                        21,520     441,160
  Simon Property Group                                       92,500   3,479,849
  Starwood Hotels & Resorts Worldwide                        70,000   2,028,600
  Sun Communities                                            16,600     654,206
                                                                    -----------
                                                                     29,490,197
                                                                    -----------
Retail - 0.09%
++Kmart Holdings                                              8,010     127,359
                                                                    -----------
                                                                        127,359
                                                                    -----------
Telecommunications - 2.00%
 *BellSouth                                                  60,000   1,590,600
  Verizon Communications                                     31,720   1,200,602
                                                                    -----------
                                                                      2,791,202
                                                                    -----------
Transportation & Shipping - 1.58%
 *Union Pacific                                              36,000   2,195,640
                                                                    -----------
                                                                      2,195,640
                                                                    -----------
Utilities - 3.47%
  Dominion Resources                                         36,600   2,305,800
  FPL Group                                                  38,000   2,525,860
                                                                    -----------
                                                                      4,831,660
                                                                    -----------
Total Common Stock
  (cost $99,391,238)                                                103,960,801
                                                                    -----------

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                           Number of    Market
                                                             Shares     Value
--------------------------------------------------------------------------------
Convertible Preferred Stock - 8.24%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.75%
 *Northrop Grumman 7.25%                                     10,500 $ 1,049,475
                                                                    -----------
                                                                      1,049,475
                                                                    -----------
Banking, Finance & Insurance - 3.49%
  National Australia Bank Units 7.875%                       40,000   1,540,000
  Newell Financial Trust I 5.25%                             52,600   2,524,800
  Travelers Property Casualty 4.50%                          32,200     803,390
                                                                    -----------
                                                                      4,868,190
                                                                    -----------
Environmental Services - 0.69%
  Allied Waste Industries 6.25%                              16,200     955,800
                                                                    -----------
                                                                        955,800
                                                                    -----------
Real Estate - 2.55%
 *Crescent Real Estate 6.75%                                 62,600   1,355,290
  General Growth Properties 7.25%                            60,100   2,199,059
                                                                    -----------
                                                                      3,554,349
                                                                    -----------
Transportation & Shipping - 0.76%
  Union Pacific Capital Trust 6.25%                           4,675     241,931
 +Union Pacific Capital Trust
    TIDES 144A 6.25%                                         15,715     813,252
                                                                    -----------
                                                                      1,055,183
                                                                    -----------
Total Convertible Preferred Stock
  (cost $10,624,238)                                                 11,482,997
                                                                    -----------
--------------------------------------------------------------------------------
Preferred Stock - 6.32%
--------------------------------------------------------------------------------
Banking, Finance & Insurance - 1.85%
 +Credit Lyon Capital SCA 144A 9.50%                        100,000   2,575,000
                                                                    -----------
                                                                      2,575,000
                                                                    -----------
Cable, Media & Publishing - 0.28%
 *CSC Holdings 11.75%                                         3,775     395,446
                                                                    -----------
                                                                        395,446
                                                                    -----------
Real Estate - 3.00%
  LaSalle Hotel Properties 10.25%                           113,200   3,113,000
  Ramco-Gershenson Properties 9.50%                          40,000   1,069,600
                                                                    -----------
                                                                      4,182,600
                                                                    -----------
Utilities - 1.19%
  Public Service Enterprise Group 10.25%                     27,200   1,652,400
                                                                    -----------
                                                                      1,652,400
                                                                    -----------
Total Preferred Stock (cost $8,047,996)                               8,805,446
                                                                    -----------
                                                          Principal
                                                           Amount
--------------------------------------------------------------------------------
Convertible Bonds - 7.60%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.27%
 +Tower Automotive 144A 5.00% 8/1/04                       $400,000     380,000
                                                                    -----------
                                                                        380,000
                                                                    -----------
Computers & Technology - 0.40%
 +Mercury Interactive 144A 4.75% 7/1/07                     550,000     551,375
                                                                    -----------
                                                                        551,375
                                                                    -----------

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
Convertible Bonds (continued)
--------------------------------------------------------------------------------
Energy - 0.60%
  Duke Energy 1.75% 5/15/23                              $  800,000 $   836,000
                                                                    -----------
                                                                        836,000
                                                                    -----------
Leisure, Lodging & Entertainment - 0.41%
 +Regal Entertainment 144A
   3.75% 5/15/08                                            550,000     576,125
                                                                    -----------
                                                                        576,125
                                                                    -----------
Miscellaneous - 0.19%
*+Tyco International Group 144A
   2.75% 1/15/18                                            250,000     268,438
                                                                    -----------
                                                                        268,438
                                                                    -----------
Real Estate - 1.66%
  Malan Realty Investors 9.50% 7/15/04                    2,300,000   2,305,750
                                                                    -----------
                                                                      2,305,750
                                                                    -----------
Retail - 1.75%
 +Gap 144A 5.75% 3/15/09                                  1,825,000   2,427,250
                                                                    -----------
                                                                      2,427,250
                                                                    -----------
Telecommunications - 0.58%
 +Nextel Partners 144A 1.50% 11/15/08                       800,000     814,000
                                                                    -----------
                                                                        814,000
                                                                    -----------
Transportation & Shipping - 1.09%
  Continental Airlines 4.50% 2/1/07                       2,125,000   1,522,031
                                                                    -----------
                                                                      1,522,031
                                                                    -----------
Utilities - 0.65%
 +Centerpoint Energy 144A
   3.75% 5/15/23                                            800,000     908,000
                                                                    -----------
                                                                        908,000
                                                                    -----------
Total Convertible Bonds
  (cost $10,176,188)                                                 10,588,969
                                                                    -----------

--------------------------------------------------------------------------------
Non-Convertible Bonds - 33.82%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.40%
 +Advanced Accessory Systems 144A
   10.75% 6/15/11                                           200,000     205,000
  CSK Auto 12.00% 6/15/06                                   325,000     359,125
                                                                    -----------
                                                                        564,125
                                                                    -----------
Banking, Finance & Insurance - 1.36%
  Athena Nuerosciences Finance
   7.25% 2/21/08                                            425,000     344,250
 +Bluewater Finance 144A
   10.25% 2/15/12                                           150,000     152,250
 +Crum & Forster 144A 10.375% 6/15/13                       200,000     195,500
 +Farmers Exchange Capital 144A
   7.20% 7/15/48                                            150,000     121,421
 +Farmers Insurance Exchange 144A
   8.625% 5/1/24                                             75,000      69,190
  Finova Group 7.50% 11/15/09                               650,000     268,125
*+Gemstone Investor 144A
   7.71% 10/31/04                                           225,000     220,500
 +Interline Brands 144A 11.50% 5/15/11                      175,000     180,250

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Banking, Finance & Insurance (continued)
  Tig Holdings 8.125% 4/15/05                            $  275,000  $  259,875
 +Zurich Capital Trust I 144A
   8.376% 6/1/37                                             75,000      82,227
                                                                     ----------
                                                                      1,893,588
                                                                     ----------
Building & Materials - 1.52%
 *Foster Wheeler 6.75% 11/15/05                             525,000     375,375
 *K Hovnanian Enterprises 7.75% 5/15/13                     275,000     281,188
 +Lone Star Industries 144A 8.85% 6/15/05                   300,000     295,500
  Schuler Homes 10.50% 7/15/11                              275,000     309,375
 *Standard Pacific 9.25% 4/15/12                            275,000     297,000
  Technical Olympic USA 10.375% 7/1/12                      300,000     315,000
 *United States Steel 9.75% 5/15/10                         250,000     248,750
                                                                     ----------
                                                                      2,122,188
                                                                     ----------
Cable, Media & Publishing - 5.14%
  American Media Operation
   10.25% 5/1/09                                            275,000     299,063
  Charter Communications
   *10.75% 10/1/09                                        1,025,000     753,374
   #13.50% 1/15/11                                        1,650,000     800,249
  CSC Holdings 10.50% 5/15/16                               675,000     754,312
 *Dex Media East LLC 12.125% 11/15/12                       475,000     558,124
*+DirecTV Holdings 144A 8.375% 3/15/13                      275,000     305,938
 *Echostar DBS 10.375% 10/1/07                              450,000     498,938
 +Hollinger 144A 11.875% 3/1/11                             225,000     237,375
 +Lamar Media 144A 7.25% 1/1/13                             150,000     155,492
 *Lodgenet Entertainment
   10.25% 12/15/06                                          425,000     433,500
  Mediacom Broadband 11.00% 7/15/13                         350,000     386,750
 *Nextmedia Operating 10.75% 7/1/11                         350,000     385,000
  PanAmSat 8.50% 2/1/12                                     225,000     241,875
 +PEI Holdings 144A 11.00% 3/15/10                          225,000     246,375
  Vertis
    10.875% 6/15/09                                         300,000     291,000
   +144A 9.75% 4/1/09                                       225,000     231,188
 +Vivendi Universal 144A 9.25% 4/15/10                      200,000     228,250
*#XM Satellite Radio 14.00% 12/31/09                        485,848     353,454
                                                                     ----------
                                                                      7,160,257
                                                                     ----------
Chemicals - 2.19%
*+Huntsman International 144A
   9.875% 3/1/09                                            500,000     512,500
  IMC Global
   6.55% 1/15/05                                            125,000     125,000
  *7.625% 11/1/05                                           350,000     355,250
 *Lyondell Chemical 9.50% 12/15/08                          225,000     216,563
  MacDermid 9.125% 7/15/11                                  300,000     334,500
 +Omnova Solutions 144A 11.25% 6/1/10                       475,000     496,375
 +Polyone Corporate 144A 10.625% 5/15/10                    150,000     143,250
*+Rhodia SA 144A 8.875% 6/1/11                              325,000     328,250
 *SOI Funding 11.25% 7/15/09                                275,000     226,875
 *Solutia 6.72% 10/15/37                                    425,000     312,375
                                                                     ----------
                                                                      3,050,938
                                                                     ----------

                                                          Principal     Market
                                                            Amount      Value
  ------------------------------------------------------------------------------
  Non-Convertible Bonds (continued)
  ------------------------------------------------------------------------------
  Computers & Technology - 0.15%
   +Amkor Technologies 144A
      7.75% 5/15/13                                        $125,000  $  119,219
    Asat Finance 12.50% 11/1/06                             113,750      91,569
                                                                     ----------
                                                                        210,788
                                                                     ----------
  Consumer Products - 1.59%
   *American Greetings 11.75% 7/15/08                       610,000     709,888
   +Jafra Cosmetics 144A 10.75% 5/15/11                     350,000     358,750
   +Levi Strauss 144A 12.25% 12/15/12                       275,000     231,000
   +Phillips Van Heusen 144A 8.125% 5/1/13                  175,000     180,250
   *Salton 12.25% 4/15/08                                   475,000     448,875
   *Samsonite 10.75% 6/15/08                                275,000     276,375
*+++Venture Holdings Trust 12.00% 6/1/09                    425,000       8,500
                                                                     ----------
                                                                      2,213,638
                                                                     ----------
  Consumer Services - 0.54%
    Alderwoods Group 12.25% 1/2/09                          400,000     418,000
    Corrections Corporate 7.50% 5/1/11                      325,000     333,938
                                                                     ----------
                                                                        751,938
                                                                     ----------
  Electronics & Electrical Equipment - 0.56%
  *+Sanmina - SCI Corp 144A 10.375% 1/15/10                 700,000     780,500
                                                                     ----------
                                                                        780,500
                                                                     ----------
  Energy - 4.29%
   +Citgo Petroleum 144A 11.375% 2/1/11                     550,000     615,999
    Dynegy Holdings
     *6.75% 12/15/05                                        150,000     137,250
     *6.875% 4/1/11                                         150,000     120,750
   *El Paso 7.00% 5/15/11                                   250,000     216,250
    El Paso Natural Gas
     *6.75% 11/15/03                                        225,000     226,406
     +144A 8.375% 6/15/32                                   150,000     153,750
  *+El Paso Production 144A 7.75% 6/1/13                    675,000     673,312
   +Frontier Escrow 144A 8.00% 4/15/13                      375,000     387,188
   *Hanover Equipment Trust
      8.50% 9/1/08                                          250,000     256,250
    Key Energy Service 6.375% 5/1/13                        525,000     534,188
 +++Petroleum Geo-Services 6.25% 11/19/03                   300,000     181,500
   +Semco Energy 144A 7.75% 5/15/13                         275,000     291,500
   +Southern Natural Gas 144A
      8.875% 3/15/10                                        200,000     218,000
   *Tennessee Gas Pipeline 8.375% 6/15/32                   350,000     358,750
  *+Tesoro Petroleum 144A 8.00% 4/15/08                    500,000     502,500
    Transcontinental Gas Pipeline
      6.125% 1/15/05                                        175,000     176,750
      6.25% 1/15/08                                         225,000     223,875
      8.875% 7/15/12                                        350,000     388,500
   *Williams - Series A 7.50% 1/15/31                       175,000     148,750
    Williams Companies 6.625% 11/15/04                      175,000     172,375
                                                                     ----------
                                                                      5,983,843
                                                                     ----------
  Environmental Services - 0.52%
  *+Casella Waste Systems 144A
      9.75% 2/1/13                                          225,000     237,375
   *IESI 10.25% 6/15/12                                     470,000     493,500
                                                                     ----------
                                                                        730,875
                                                                     ----------
                                       3

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco - 1.41%
  B&G Foods 9.625% 8/1/07                                $  575,000  $  591,531
  Denny's Corp/Denny's
  Holdings 12.75% 9/30/07                                   550,000     566,500
  DiGiorgio 10.00% 6/15/07                                  475,000     472,625
  National Wine & Spirits 10.125% 1/15/09                   375,000     335,625
                                                                     ----------
                                                                      1,966,281
                                                                     ----------
Healthcare & Pharmaceuticals - 0.48%
 +Ameripath 144A 10.50% 4/1/13                              195,000     203,775
@+HMP Equity 144A 15.433% 5/15/08                           125,000      60,000
  Team Health 12.00% 3/15/09                                400,000     410,000
                                                                     ----------
                                                                        673,775
                                                                     ----------
Industrial Machinery - 0.21%
 *Amkor Technology 9.25% 2/15/08                            275,000     287,375
                                                                     ----------
                                                                        287,375
                                                                     ----------
Leisure, Lodging & Entertainment - 2.80%
  Alliance Gaming 10.00% 8/1/07                             225,000     234,563
  Extended Stay America 9.875% 6/15/11                      225,000     235,688
 +Hard Rock Hotel 144A 8.875% 6/1/13                        275,000     283,938
  Herbst Gaming 10.75% 9/1/08                               375,000     411,562
 *MeriStar Hospitality Operating
  Partnership 10.50% 6/15/09                                275,000     268,813
  Penn National Gaming 11.125% 3/1/08                       300,000     330,000
 *Regal Cinemas 9.375% 2/1/12                               600,000     655,499
 *Royal Caribbean 8.75% 2/2/11                              750,000     757,499
 *Six Flags 9.75% 6/15/07                                   275,000     277,063
 +Town Sports International 144 A
    9.625% 4/15/11                                          125,000     130,625
 +Turning Stone Casino Resort
    Enterprise 144A 9.125% 12/15/10                         300,000     317,625
                                                                     ----------
                                                                      3,902,875
                                                                     ----------
Metals & Mining - 0.13%
  Earle M. Jorgensen 9.75% 6/1/12                           175,000     182,875
                                                                     ----------
                                                                        182,875
                                                                     ----------
Packaging & Containers - 1.12%
 *AEP Industries 9.875% 11/15/07                            405,000     394,875
  Consolidated Container 10.125% 7/15/09                    425,000     261,375
 +Graham Packaging 144A 8.75% 1/15/08                       275,000     272,250
  Portola Packaging 10.75% 10/1/05                          175,000     179,375
*+Radnor Holdings 144A 11.00% 3/15/10                       450,000     456,750
                                                                     ----------
                                                                      1,564,625
                                                                     ----------
Paper & Forest Products - 0.82%
  Georgia-Pacific
    9.875% 11/1/21                                    1,025,000       1,009,625
   +144A 7.375% 7/15/08                                 125,000         124,375
                                                                     ----------
                                                                      1,134,000
                                                                     ----------
Real Estate - 0.63%
  Forest City Enterprises 7.625% 6/1/15                 500,000         516,250
 *Tanger Properties 9.125% 2/15/08                      350,000         363,125
                                                                     ----------
                                                                        879,375
                                                                     ----------

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
  Restaurants - 0.08%
  Avado Brands 9.75% 6/1/06                              $  230,000  $  106,950
                                                                     ----------
                                                                        106,950
                                                                     ----------
Retail - 1.22%
 *J Crew Operating 10.375% 10/15/07                         485,000     458,325
 *Office Depot 10.00% 7/15/08                               480,000     564,000
  Petco Animal Supplies 10.75% 11/1/11                      195,000     219,863
 +Remington Arms 144A 10.50% 2/1/11                         300,000     302,250
 *Saks 7.25% 12/1/04                                        150,000     156,375
                                                                     ----------
                                                                      1,700,813
                                                                     ----------
Telecommunications - 2.43%
  Crown Castle International
  *#10.625% 11/15/07                                        250,000     265,625
   *10.75% 8/1/11                                           425,000     448,375
  Insight Midwest
    9.75% 10/1/09                                           125,000     131,250
    10.50% 11/1/10                                          225,000     244,125
 *Nextel Communications 9.375% 11/15/09                     300,000     323,250
 *Nextel Partners 12.50% 11/15/09                           150,000     168,750
 *Nortel Networks Capital 7.40% 6/15/06                     300,000     295,500
  Qwest 7.20% 11/1/04                                       175,000     179,594
*+Qwest Services 144A 13.50% 1/1/08                         625,000     714,062
  Star Choice Communications
    13.00% 12/15/05                                         225,000     238,500
  Time Warner Telecommunications
    9.75% 7/15/08                                           425,000     376,125
                                                                     ----------
                                                                      3,385,156
                                                                     ----------
Textiles, Apparel & Furniture - 0.34%
 +Oxford Industry 144A 8.875% 6/1/11                        475,000     479,750
                                                                     ----------
                                                                        479,750
                                                                     ----------
Transportation & Shipping - 1.13%
  Hornbeck Offshore Services
    10.625% 8/1/08                                          250,000     272,500
  Kansas City Southern Railway
    9.50% 10/1/08                                           425,000     456,875
 +Overseas Shipholding Group
    144A 8.25% 3/15/1                                       475,000     489,250
  Stena AB 9.625% 12/1/12                                   325,000     354,656
                                                                     ----------
                                                                      1,573,281
                                                                     ----------
Utilities - 2.76%
  Avista 9.75% 6/1/08                                       500,000     554,999
 *Calpine 10.50% 5/15/06                                    425,000     350,625
  Homer City Fund 8.137% 10/1/19                            200,000     207,500
 +Illinois Power 144A 11.50% 12/15/10                       100,000     110,250
  Midland Funding II 11.75% 7/23/05                         500,000     541,250
  Midwest Generation 8.30% 7/2/09                           350,000     343,627
  Mirant Americas Generation
   *7.625% 5/1/06                                           175,000     129,938
   *8.30% 5/1/11                                            200,000     126,000
 +Nevada Power 144A 10.875% 10/15/09                        175,000     193,813
  Orion Power Holdings 12.00% 5/1/10                        375,000     406,875

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

                                                          Principal     Market
                                                            Amount      Value
--------------------------------------------------------------------------------
Non-Convertible Bonds (continued)
--------------------------------------------------------------------------------
Utilities (continued)
 +PSEG Energy Holdings 144A
    7.75% 4/16/07                                       $   250,000  $  265,892
 +Williams Gas Pipelines Central
    144A 7.375% 11/15/06                                    580,000     611,899
                                                                     ----------
                                                                      3,842,668
                                                                     ----------
Total Non-Convertible Bonds
  (cost $45,619,091)                                                 47,142,477
                                                                     ----------
--------------------------------------------------------------------------------
Foreign Bonds - 4.46%
--------------------------------------------------------------------------------
Australia - 0.19%
 *Normandy Yandal Operations
    8.875% 4/1/08                                           475,000     270,750
                                                                     ----------
                                                                        270,750
                                                                     ----------
British Virgin Islands - 0.26%
 *ChipPAC International 12.75% 8/1/09                       325,000     366,438
                                                                     ----------
                                                                        366,438
                                                                     ----------
Canada - 2.60%
  Ainsworth Lumber
    12.50% 7/15/07                                          375,000     418,125
    13.875% 7/15/07                                         100,000     112,500
 *CP Ships 10.375% 7/15/12                                  275,000     308,000
 *Fairfax Financial Holdings
    7.75% 12/15/03                                          575,000     575,000
  Rogers Cablesystems 10.00% 3/15/05                        850,000     913,749
 *Tembec Industries 8.50% 2/1/11                            775,000     771,125
 *Western Oil Sands 8.375% 5/1/12                           475,000     515,375
                                                                     ----------
                                                                      3,613,874
                                                                     ----------
Dominican Republic - 0.26%
 +Dominican Republic 144A 9.04% 4/1/13                      375,000     357,188
                                                                     ----------
                                                                        357,188
                                                                     ----------
Ireland - 0.39%
  MDP Acquisitions
    9.625% 10/1/12                                          100,000     108,125
   +144A 9.625% 10/1/12                                     400,000     432,500
                                                                     ----------
                                                                        540,625
                                                                     ----------
Norway - 0.25%
  Ocean Rig Norway 10.25% 6/1/08                            425,000     354,875
                                                                     ----------
                                                                        354,875
                                                                     ----------
Peru - 0.51%
  Republic of Peru 4.00% 3/7/17                             850,000     707,928
                                                                     ----------
                                                                        707,928
                                                                     ----------
Total Foreign Bonds (cost $6,309,200)                                 6,211,678
                                                                     ----------
                                                          Number of
                                                            Shares
--------------------------------------------------------------------------------
Warrants - 0.07%
--------------------------------------------------------------------------------
++Solutia                                                       650           7
++XM Satellite Radio                                            150     105,375
                                                                     ----------
Total Warrants (cost $86,044)                                           105,382
                                                                     ----------

                                                        Principal       Market
                                                          Amount        Value
--------------------------------------------------------------------------------
Short-Term Securities - 4.15%
--------------------------------------------------------------------------------
***U.S. Treasury Bills 1.055% 6/26/03                  $5,795,000  $  5,790,803
                                                                   ------------
Total Short-Term Securities
   (cost $5,790,803)                                                  5,790,803
                                                                   ------------

Total Market Value of Securities - 139.24%
   (cost $186,044,798)                                              194,088,553
Short-Term Investments Held as Collateral
   for Loaned Securities - 17.67%
   (cost $24,630,382)**                                              24,630,382
Obligation to Return Securities
   Lending Collateral - (17.67%)**                                  (24,630,382)
Commercial Paper Payable
   (par $55,000,000) - (39.33%)                                     (54,829,293)
Receivables and Other Assets
   Net of Liabilities - 0.09%                                           136,496
                                                                   ------------
Net Assets Applicable to 12,876,300
   Shares ($0.01 par value) Outstanding;
   Equivalent to $10.83 per share - 100.00%                        $139,395,756
                                                                   ============

Components of Net Assets at May 31, 2003:
Common stock, $0.01 par value,
  500,000,000 shares authorized to the Fund                        $178,351,647
Treasury stock, 1,430,700 shares at cost                            (17,411,619)
Distributions in excess of net investment income                     (3,648,034)
Accumulated net realized loss on investments                        (25,939,993)
Net unrealized appreciation of investments                            8,043,755
                                                                   ------------
Total net assets                                                   $139,395,756
                                                                   ============

  *Fully or partially on loan.

 **See Note 7 in "Notes to Financial Statements".

***U.S. Treasury bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.

  +Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements".

 ++Non-income producing security for the period ended May 31, 2003.

+++Non-income producing security. Security is currently in default.

  #Step coupon bond.

  @Zero coupon bond. The interest rate shown is the yield at the time of purchase.

Abbreviation
TIDES - Term Income Deferred Equity Securities

See accompanying notes

Statement                    Delaware Investments Dividend and Income Fund, Inc.
   OF OPERATIONS             Six Months Ended May 31, 2003 (Unaudited)


Investment Income:
   Interest                                            $3,019,788
   Dividends                                            2,122,788
   Security lending income                                 22,410   $ 5,164,986
                                                       ----------   -----------

Expenses:
   Management fees                                        501,892
   Commercial paper fees                                   50,440
   Accounting and administration expenses                  46,040
   Professional fees                                       35,190
   Reports to shareholders                                 32,760
   Transfer agent fees                                     24,840
   NYSE fees                                               17,520
   Custodian fees                                           6,870
   Directors' fees                                          5,640
   Other                                                    7,018
                                                       ----------
   Total operating expenses (before interest expense)                   728,210
   Interest expense                                                     390,714
                                                                    -----------
   Total operating expenses (after interest expense)                  1,118,924
   Less: expenses paid indirectly                                        (1,538)
                                                                    -----------
   Total expenses                                                     1,117,386
                                                                    -----------
Net Investment Income                                                 4,047,600
                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized loss on investments                                  (3,760,513)
   Net change in unrealized appreciation/depreciation of investments 16,275,237
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      12,514,724
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $16,562,324
                                                                    ===========

See accompanying notes

Statements                                                  Delaware Investments Dividend and Income Fund, Inc.
   OF CHANGES IN NET ASSETS

                                                                              Six Months              Year
                                                                                Ended                 Ended
                                                                               5/31/03               11/30/02
                                                                              (Unaudited)

Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                    $   4,047,600         $   8,177,813
   Net realized loss on investments                                            (3,760,513)          (15,574,367)
   Net change in unrealized appreciation/depreciation of investments           16,275,237             7,232,078
                                                                            -------------         -------------
   Net increase (decrease) in net assets resulting from operations             16,562,324              (164,476)
                                                                            -------------         -------------

Dividends and Distributions to Shareholders from:
   Net investment income                                                       (7,726,210)           (8,496,926)
   Return of capital                                                                   --           (10,496,508)
                                                                            -------------         -------------
                                                                               (7,726,210)          (18,993,434)
                                                                            -------------         -------------
Net Increase (Decrease) in Net Assets                                           8,836,114           (19,157,910)

Net Assets:
   Beginning of period                                                        130,559,642           149,717,552
                                                                            -------------         -------------
   End of period                                                            $ 139,395,756         $ 130,559,642
                                                                            =============         =============

See accompanying notes

Statement                                                                     Delaware Investments Dividend and Income Fund, Inc.
   OF CASH FLOWS                                                              Six Months Ended May 31, 2003 (Unaudited)


Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations                                                                $  16,562,324
                                                                                                                    -------------
  Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
    Amortization of premium and discount on investments                                                                  (508,102)
    Net proceeds from investment transactions                                                                           1,700,693
    Net realized loss from security transactions                                                                        3,760,513
    Change in net unrealized appreciation/depreciation                                                                (16,275,237)
    Decrease in receivable for investments sold                                                                           948,566
    Decrease in interest and dividends receivable                                                                          18,308
    Increase in other assets                                                                                               (2,019)
    Increase in payable for investments purchased                                                                       1,269,684
    Decrease in interest payable                                                                                          (79,816)
    Decrease in accrued expenses and other liabilities                                                                    (10,139)
                                                                                                                    -------------
  Total adjustments                                                                                                    (9,177,549)
                                                                                                                    -------------
Net cash provided by operating activities                                                                               7,384,775
                                                                                                                    -------------

Cash Flows Used for Financing Activities:
  Cash provided by issuance of commerical paper                                                                       109,630,933
  Cash used to liquidate commercial paper                                                                            (109,529,470)
  Cash dividends and distributions paid                                                                                (7,726,210)
                                                                                                                    -------------
Net cash used for financing activities                                                                                 (7,624,747)
                                                                                                                    -------------
Net decrease in cash                                                                                                     (239,972)
Cash at beginning of period                                                                                               246,912
                                                                                                                    -------------
Cash at end of period                                                                                               $       6,940
                                                                                                                    =============

Cash paid for interest                                                                                              $     367,931
                                                                                                                    =============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Delaware Investments Dividend and Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/03(5)  11/30/02(3)   11/30/01    11/30/00     11/30/99    11/30/98
                                                            (Unaudited)

Net asset value, beginning of period                          $10.140     $11.630      $11.590     $13.000      $16.230     $18.010

Income (loss) from investment operations:
Net investment income(4)                                        0.314       0.635        0.617       0.803        0.939       1.020
Net realized and unrealized gain (loss) on investments          0.976      (0.650)       0.923      (0.713)      (1.914)     (0.890)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.290      (0.015)       1.540       0.090       (0.975)      0.130
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.600)     (0.660)      (0.617)     (0.803)      (0.939)     (1.020)
Net realized gain on investments                                   --          --       (0.080)     (0.560)      (1.316)     (0.890)
Return of capital                                                  --      (0.815)      (0.803)     (0.137)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.600)     (1.475)      (1.500)     (1.500)      (2.255)     (1.910)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $10.830     $10.140      $11.630     $11.590      $13.000     $16.230
                                                              =======     =======      =======     =======      =======     =======

Market value, end of period                                   $12.200     $10.020      $13.850     $11.875      $11.250     $17.630
                                                              =======     =======      =======     =======      =======     =======

Total return based on:(1)
Market value                                                   28.37%     (18.98%)      30.20%      19.78%      (26.53%)      8.30%
Net asset value                                                12.60%      (2.36%)      12.02%       1.17%       (7.80%)      0.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $139,396    $130,560     $149,718    $149,292     $185,985    $232,269
Ratio of total operating expenses to average net assets         1.74%       1.86%        2.77%       3.02%        2.34%       2.22%
Ratio of total operating expenses to adjusted
  average net assets (before interest expense)(2)               0.79%       0.80%        0.83%       0.71%        0.77%       0.80%
Ratio of interest expense to adjusted average net assets(2)     0.43%       0.54%        1.22%       1.58%        1.08%       1.02%
Ratio of net investment income to average net assets            4.57%       5.69%        5.07%       6.45%        6.34%       5.91%
Ratio of net investment income to adjusted average
  net assets(2)                                                 3.20%       4.12%        3.75%       4.88%        5.03%       4.84%
Portfolio turnover                                               248%        107%          61%         47%          55%         46%

Leverage analysis:
Debt outstanding at end of period (000 omitted)               $55,000     $55,000      $55,000     $55,000      $55,000     $55,000
Average daily balance of debt outstanding (000 omitted)       $54,882     $54,857      $54,724     $54,463      $54,567     $54,555
Average daily balance of shares outstanding (000 omitted)      12,876      12,876       12,876      13,744       14,307      14,307
Average debt per share                                         $4.262      $4.260       $4.250      $3.963       $3.814      $3.813

(1)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(2)  Adjusted average net assets excludes debt outstanding.

(3)  As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies that require amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.025, an increase in net realized and unrealized gain (loss) per share of $0.025, a decrease in the ratio of net investment income to average net assets of 0.22%, and a decrease in the ratio of net investment income to adjusted average net assets of 0.16%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(4)  The average shares outstanding method has been applied for per share information.

(5)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                        Delaware Investments Dividend and Income Fund, Inc.
   TO FINANCIAL STATEMENTS   May 31, 2003 (Unaudited)


Delaware Investments Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $1.20 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 6).

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclass-ification upon notice of the character of such distribution by the issuer.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,538 for the six months ended May 31, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates:
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $85,000.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the commercial paper liability.

At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

     Investment                 Accounting,              Other expenses
   management fee        administration and other         payable to DMC
   payable to DMC         expenses payable to DSC         and affiliates
   --------------         -----------------------         --------------
      $13,211                     $45,929                     $5,609

Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

3. Investments
For the six months ended May 31, 2003, the Fund made purchases of $205,938,333 and sales of $210,359,342 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $186,019,431. At May 31, 2003, the net unrealized appreciation was $8,069,122, of which $20,103,217 related to unrealized appreciation of investments and $12,034,095 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax

Notes                        Delaware Investments Dividend and Income Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)


4. Dividend and Distribution Information (continued) character of dividends and distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 was as follows:

                                         Six Months             Year
                                           Ended                Ended
                                          5/31/03*             11/30/02
                                         ----------           -----------
Ordinary income                          $7,726,210           $ 8,496,926
Return of capital                                --            10,496,508
                                         ----------           -----------
Total                                    $7,726,210           $18,993,434
                                         ==========           ===========

*Tax information for the six months ended May 31, 2003 is an estimate and a portion of ordinary income will be redesignated as return of capital at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                            $160,940,028
Distributions in excess of ordinary income                 (3,648,034)
Net realized capital losses on investments                 (3,648,378)
Capital loss carryforwards                                (22,316,982)
Unrealized appreciation/depreciation of investments         8,069,122
                                                         ------------
Net assets                                               $139,395,756
                                                         ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,557,294 expires in 2009 and $15,759,688 expires in 2010.

5. Capital Stock
The Fund did not repurchase any shares under the Share Repurchase Program or have any transactions in common shares during the six months ended May 31, 2003.

Shares issuable under the Fund's dividend investment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

6. Commercial Paper
As of May 31, 2003, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,829,293. The weighted average discount rate of commercial paper outstanding at May 31, 2003 was 1.33%. The average daily balance of commercial paper outstanding during the six months ended May 31, 2003 was $54,882,329 at a weighted discount rate of 1.41%. The maximum amount of commercial paper outstanding at any time during the period was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase Bank for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. During the six months ended May 31, 2003, there were no borrowings under this arrangement.

7. Securities
Lending The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements.

Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of securities on loan was $24,327,789.

The securities on loan were collateralized by the following:

Description                                           Market Value
-----------                                           ------------
Morgan Stanley Dean Witter
  Discover 1.41% 6/30/04                              $   279,154
Canadian Imperial Bank NY 1.4095% 10/09/03                139,544
Racers Series 2002-35-C 1.60855% 4/15/04                  695,071
Goldman Sachs Group LP 1.515% 7/14/03                     977,039
Wilmington Trust Company 1.26% 7/21/03                    700,037
Fannie Mae 1.314945% 1/29/04                            6,978,590
Barclays London 1.27% 6/17/03                           1,118,107
Merrill Lynch Mortgage Capital 1.475% 6/6/03              697,885
UBS Warburg LLC 1.375% 6/2/03                          13,044,955
                                                      -----------
                                                      $24,630,382
                                                      -----------
8. Credit and Market Risks
The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2003. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

                      This page intentionally left blank.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)             [LOGO OMITTED]


This semiannual report is for the information of Delaware Investments Dividend and Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of Directors                             Affiliated Officers                        Contact Information

Walter P. Babich                               Jude T. Driscoll                           Investment Manager
Board Chairman                                 Chairman                                   Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds       Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                          International Affiliate
David K. Downes                                Michael P. Bishof                          Delaware International Advisers Ltd.
President and Chief Executive Officer          Senior Vice President and Treasurer        London, England
Delaware Investments Family of Funds           Delaware Investments Family of Funds
Philadelphia, PA                               Philadelphia, PA                           Principal Office of the Fund
                                                                                          2005 Market Street
John H. Durham                                 Richelle S. Maestro                        Philadelphia, PA  19103
Private Investor                               Senior Vice President,
Gwynedd Valley, PA                             General Counsel and Secretary              Independent Auditors
                                               Delaware Investments Family of Funds       Ernst & Young LLP
John A. Fry                                    Philadelphia, PA                           2001 Market Street
President                                                                                 Philadelphia, PA 19103
Franklin & Marshall College
Lancaster, PA                                                                             Registrar and Stock Transfer Agent
                                                                                          Mellon Investor Services, LLC
Anthony D. Knerr                                                                          Overpeck Centre
Managing Director                                                                         85 Challenger Road
Anthony Knerr & Associates                                                                Ridgefield, NJ  07660
New York, NY                                                                              800 851-9677

Ann R. Leven*                                                                             For Securities Dealers and Financial
Former Treasurer/Chief Fiscal Officer                                                     Institutions Representatives Only
National Gallery of Art                                                                   800 362-7500
Washington, DC
                                                                                          Web site
Thomas F. Madison*                                                                        www.delawareinvestments.com
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN
                                               +----------------------------------------------------------------------------------+
Janet L. Yeomans*                              | Your Reinvestment Options                                                        |
Vice President/Mergers & Acquisitions          | Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend |
3M Corporation                                 | reinvestment program. If you would like to reinvest dividends, and shares are    |
St. Paul, MN                                   | registered in your name, contact Mellon Investor Services, LLC at 800 851-9677.  |
                                               | You will be asked to put your request in writing. If you have shares registered  |
                                               | in "street" name, contact the broker/dealer holding the shares or your financial |
                                               | advisor.                                                                         |
                                               +----------------------------------------------------------------------------------+
*Audit Committee Member



(7906)                                                                                                           Printed in the USA
SA-DDF [5/03] IVES 7/03                                                                                                       J9271


Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a) Code of Ethics

    Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Investments Dividend and Income Fund, Inc.:

Jude T. Driscoll
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  August 3, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  August 3, 2003


Michael P. Bishof
-----------------------------
By:    Michael P. Bishof
Title: Treasurer
Date:  August 3, 2003